TANGIBLE ASSETS - Minimum Lease Payments (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease payments receivable, at present value	$ 7,637
Minimum operating lease payments receivable, at present value		$ 4,901
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease payments receivable, at present value	3,700
Minimum operating lease payments receivable, at present value		2,313
More than 1 year and no more than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease payments receivable, at present value	$ 3,937
Minimum operating lease payments receivable, at present value		$ 2,588